Forfeitures - Additonal information (Detail) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, forfeited nonvested account	$ 894,090	$ 601,409
Employee benefit plan, forfeited nonvested account, decrease from employer contribution	$ 2,193,262	$ 1,817,126